Commitments and Contingencies - Schedule of Future Minimum Lease and Royalty Payments (Details) $ in Thousands	Mar. 31, 2018 CAD ($)
Disclosure Of Commitments And Contingencies [Abstract]
2019	$ 21,767
2020	21,712
2021	21,017
2022	21,076
2023	19,366
Thereafter	85,200
Total	$ 190,138